OPERATING LEASES - Narrative (Details)	1 Months Ended					12 Months Ended
	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) vessel	Feb. 29, 2016 USD ($)	Jan. 31, 2016 USD ($)	Apr. 30, 2015 USD ($) vessel	Dec. 31, 2019 USD ($) vessel contract	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($) vessel	Nov. 30, 2019
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel					8
Total minimum lease period					13 years
Operating lease, expense						$ 66,000,000.0	$ 71,800,000
Short-term lease cost						31,500,000	37,300,000
Operating lease, payments						$ 70,100,000	82,700,000
Operating lease, weighted average discount rate, percent		5.04%				5.04%				6.03%
Operating lease, weighted average remaining lease term		2 years 2 months 12 days				2 years 2 months 12 days				6 years 10 months 24 days
Scrubber installation costs						$ 3,500,000
Future minimum rental payments						3,100,000	3,600,000
Charter hire expense minimum rentals						$ 61,800,000	$ 274,500,000
Number of vessels chartered-out on fixed rate time charters | vessel		11				11	17
Number of vessels leased out index linked time charters | vessel		16				16	13
Number of owned vessels | vessel		27				27	30
Scenario, Forecast [Member]
Lessee, Lease, Description [Line Items]
Funding received to finance scrubber investment, per vessel	$ 2,500,000
Daily time charter rate, increase in rate	$ 1,535
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lease term		1 year				1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease term		10 years				10 years
Charter hire expenses [Member]
Lessee, Lease, Description [Line Items]
Operating lease, expense						$ 3,000,000.0	$ 2,600,000	$ 1,200,000
Golden Hawk [Member]
Lessee, Lease, Description [Line Items]
Daily time charter rate, period 1			$ 11,200	$ 13,200
Current reimbursement payable		$ 1,750,000				1,750,000
Maximum amount of reimbursement payable		1,750,000				1,750,000
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Lessee, Lease, Description [Line Items]
Purchase option net of sellers credit		$ 112,000,000				$ 112,000,000
Ship Finance International Ltd [Member]
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel						1	8
Number of vessels sold and leased beck, reclassified as finance lease | vessel		7
Variable interest rate level									0.10%
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel					8	8			8
Lessee, operating lease, number of contract | contract						2
Charter contract term					10 years				10 years
Daily time charter rate, period 1						$ 18,626			$ 17,600
Daily operating expense rate									7,000
Daily time charter rate, period 2									$ 14,900
Profit share percentage									33.00%
Adjusted daily time charter rate, period 1									$ 50
Contractual charter term, period 1									7 years
Adjusted daily time charter rate, period 2									$ 25
Contractual charter term, period 2									3 years
Profit share expense						$ 800,000	$ 200,000	$ 200,000
Purchase option net of sellers credit					$ 112,000,000				$ 112,000,000
Charter term extension					3 years				3 years
Daily time charter rate extension					$ 14,900				$ 14,900
Total minimum lease period									13 years
London Interbank Offered Rate (LIBOR) [Member] | Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Lessee, Lease, Description [Line Items]
Basis spread on variable rate									0.40%
Vessels leased to third parties [Member]
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel						3	1
Property, plant and equipment, gross		$ 1,235,100,000				$ 1,235,100,000	$ 1,375,700,000
Accumulated depreciation		$ 155,100,000				$ 155,100,000	$ 134,400,000
MV Admiral Schmidt And Vitus Bering [Member]
Lessee, Lease, Description [Line Items]
Charter contract term						3 years
Daily time charter rate, period 1						$ 9,000
Number of annual options to extend charter period | vessel						4
Lease term		3 years				3 years